Earning Per Common Share (Detail) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Loss Per Share [Line Items]
Income from continuing operations attributable to common stockholders																$ 2,395,785	$ 6,333,974	$ 3,464,817
Discontinued operations, net of noncontrolling interests																2,742,563	(128,203)	366,279
Net income (loss) allocable to common units	$ (1,807,000)	[1]	$ 1,130,000	[2]	$ 2,255,000	[3]	$ 3,560,000	[4]	$ 1,293,000	[5]	$ 171,000	[6]	$ 3,809,000	$ 933,000	[7]	$ 5,138,348	$ 6,205,771	$ 3,831,096
Denominator for basic earnings per share-weighted average shares																20,019,054	14,495,018	13,643,680
Stock options																145,552	145,794	143,741
Denominator for diluted earnings per share-adjusted weighted average shares																20,164,606	14,640,812	13,787,421
Basic earnings per share:
Income from continuing operations attributable to common stockholders																$ 0.12	$ 0.44	$ 0.25
Discontinued operations, net of noncontrolling interests																$ 0.14	$ (0.01)	$ 0.03
Net income attributable to common stockholders	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.08	[7]	$ 0.26	$ 0.43	$ 0.28
Diluted earnings per share:
Income from continuing operations attributable to common stockholders																$ 0.12	$ 0.43	$ 0.25
Discontinued operations, net of noncontrolling interests																$ 0.14	$ (0.01)	$ 0.03
Net income attributable to common stockholders	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.07	[7]	$ 0.26	$ 0.42	$ 0.28

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.